Reconciliation of total equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Reconciliation of total equity
Reconciliation of total equity

5. Reconciliation of total equity

The condensed consolidated financial statements include the accounts of the Company and its majority owned subsidiaries in which it has a controlling financial interest.  Noncontrolling interests-nonredeemable principally represent minority shareholders’ proportionate share of the equity of certain consolidated majority owned entities of the Company. The Company has certain arrangements whereby the noncontrolling interest may be redeemed upon the occurrence of certain events outside of the Company’s control. These noncontrolling interests have been classified outside of permanent equity on the Company’s consolidated balance sheets. The noncontrolling interests are not redeemable at March 31, 2012 and December 31, 2011, and the contingent events upon which the noncontrolling interest may be redeemed are not probable of occurrence at March 31, 2012. Accordingly, the noncontrolling interests are measured at their carrying value at March 31, 2012 and December 31, 2011.

The following table presents changes in total equity for the respective periods (in thousands):

	Radiation Therapy Services Holdings, Inc. Shareholder’s Equity	Noncontrolling interests - nonredeemable	Total Equity	Noncontrolling interests - redeemable
Balance, December 31, 2011	$159,873	$17,421	$177,294	$12,728
Net (loss) income	(9,549)	896	(8,653)	257
Other comprehensive loss from unrealized gain on interest rate swap agreements	(333)	—	(333)	—
Other comprehensive (loss) income from foreign currency translation	(552)	34	(518)	(10)
Amortization of other comprehensive income for termination of interest rate swap agreement, net of tax	(84)	—	(84)	—
Stock-based compensation	95	—	95	—
Cash distributions	—	(855)	(855)	(50)
Balance, March 31, 2012	$149,450	$17,496	$166,946	$12,925

Balance, December 31, 2010	$497,049	$11,159	$508,208	$7,371
Net (loss) income	(4,516)	1,226	(3,290)	213
Other comprehensive income from unrealized gain on interest rate swap agreements	1,297	—	1,297	—
Other comprehensive income from foreign currency translation loss	(128)	(28)	(156)	—
Cash contribution of equity	3	—	3	—
Equity issuance related to MDLLC acquisition	16,282	—	16,282	—
Fair value of noncontrolling interest acquired in connection with MDLLC acquisition	—	7,750	7,750	—
Reversal of other comprehensive income of previously held equity investment	338	—	338	—
Stock-based compensation	680	—	680	—
Cash distributions	—	(661)	(661)	(262)
Balance, March 31, 2011	$511,005	$19,446	$530,451	$7,322

Redeemable equity securities with redemption features that are not solely within the Company’s control are classified outside of permanent equity. Those securities are initially recorded at their estimated fair value on the date of issuance. Securities that are currently redeemable or redeemable after the passage of time are adjusted to their redemption value as changes occur. In the unlikely event that a redeemable equity security will require redemption, any subsequent adjustments to the initially recorded amount will be recognized in the period that a redemption becomes probable.

(11) Reconciliation of total equity

        The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. Noncontrolling interests-nonredeemable principally represent minority shareholders' proportionate share of the equity of certain consolidated majority owned entities of the Company. The Company has certain arrangements whereby the noncontrolling interest may be redeemed upon the occurrence of certain events outside of the Company's control. These noncontrolling interests have been classified outside of permanent equity on the Company's consolidated balance sheets. The noncontrolling interests are not redeemable at December 31, 2011 and 2010, and the contingent events upon which the noncontrolling interest may be redeemed is not probable of occurrence at December 31, 2011. Accordingly, the noncontrolling interests are measured at their carrying value at December 31, 2011 and 2010.

        The following table presents changes in total equity for the respective periods:

(in thousands):	Radiation Therapy Services Holdings, Inc. Shareholder's Equity	Noncontrolling interests— nonredeemable	Total Equity	Noncontrolling interests— redeemable
Balance, January 1, 2009	$616,964	$12,208	$629,172	$6,882

Net (loss) income	(9,550)	689	(8,861)	1,146
Other comprehensive income from unrealized gain on interest rate swap agreement	1,938	—	1,938	—
Other comprehensive income from share of equity investee	(137)	—	(137)	—
Stock-based compensation	962	—	962	—
Sale of interest in a subsidiary	96	154	250	—
Payment of note receivable from shareholder	25	—	25	—
Equity contribution in joint venture	—	800	800	—
Cash distributions	—	(2,142)	(2,142)	(734)

Balance, December 31, 2009	$610,298	$11,709	$622,007	$7,294

Net (loss) income	(115,488)	691	(114,797)	1,007
Other comprehensive income from unrealized gain on interest rate swap agreement	1,679	—	1,679	—
Other comprehensive income from share of equity investee	(201)	—	(201)	—
Issuance of limited liability company interests	156	—	156	—
Deconsolidation of noncontrolling interest	—	(78)	(78)	—
Purchase of noncontrolling interest in a joint venture	(475)	475	—	—
Stock-based compensation	1,030	—	1,030	—
Payment of note receivable from shareholder	50	—	50	—
Equity contribution in joint venture	—	608	608	—
Cash distributions	—	(2,246)	(2,246)	(930)

Balance, December 31, 2010	$497,049	$11,159	$508,208	$7,371

Net (loss) income	(353,441)	2,767	(350,674)	791
Other comprehensive income from unrealized gain on interest rate swap agreements	2,428	—	2,428	—
Other comprehensive income from foreign currency translation loss	(4,265)	(617)	(4,882)	(27)
Cash contribution of equity	3	—	3	—
Deconsolidation of noncontrolling interest	—	49	49	—
Equity issuance related to MDLLC acquisition	16,250	—	16,250	—
Fair value of noncontrolling interest acquired in connection with the acquisition of medical practices	—	—	—	1,364
Fair value of noncontrolling interest acquired in connection with MDLLC acquisition	—	7,750	7,750	—
Reversal of other comprehensive income of previously held equity investment	338	—	338	—
Stock-based compensation	1,461	—	1,461	—
Payment of note receivable from shareholder	50	—	50	—
Issuance of noncontrolling interest redeemable	—	—	—	71
Equity contribution in joint venture	—	—	—	4,120
Cash distributions	—	(3,687)	(3,687)	(962)

Balance, December 31, 2011	$159,873	$17,421	$177,294	$12,728

        Redeemable equity securities with redemption features that are not solely within the Company's control are classified outside of permanent equity. Those securities are initially recorded at their estimated fair value on the date of issuance. Securities that are currently redeemable or redeemable after the passage of time are adjusted to their redemption value as changes occur. In the event that a redeemable equity security will require redemption, then subsequent adjustments to the initially recorded amount will be recognized in the period that a redemption becomes probable.